Income Taxes Disclosure: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Details
Non-capital losses carried forward	$ 307,857	$ 303,447
Deferred assets attributable to marketable securities	18,463	18,463
Deferred tax attributable to the Resource Pool	4,841
Deferred tax attributable to the Asset Retirement Obligation	(1,017)
Total gross deferred income tax assets	330,144	321,910
Valuation allowance	$ (330,144)	$ (321,910)